Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,222,000
Previously Paid Amount	0.00
Total Fee Amount	997.36
Total Offset Amount	0.00
Net Fee	997.36
Narrative - Max Aggregate Offering Price	$ 7,222,000
Final Prospectus	true